GuidePath® Absolute Return Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.96%
	Exchange Traded Funds - 56.23%
4,482	Invesco DB Agriculture Fund (d)	$83,499
595	Invesco DB Base Metals Fund (d)	12,031
6,332	Invesco DB Energy Fund (d)	98,716
1,026	iShares Core MSCI Emerging Markets ETF (a)	68,732
11,490	iShares Interest Rate Hedged Corporate Bond ETF	1,106,487
245,675	ProShares Investment Grade-Interest Rate Hedged ETF (a)	18,801,508
212,626	Schwab Short-Term U.S. Treasury ETF	10,890,704
3,551	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	324,810
131,446	SPDR Bloomberg Barclays High Yield Bond ETF (a)	14,453,802
336,966	Vanguard Emerging Markets Government Bond ETF	26,899,996
3,077	Vanguard FTSE Developed Markets ETF (a)	158,527
23,341	Vanguard Intermediate-Term Corporate Bond ETF	2,219,029
539,597	Vanguard Mortgage-Backed Securities ETF (a)	28,798,292
1,084	Vanguard S&P 500 ETF (a)	426,576
67,177	Vanguard Total Bond Market ETF	5,769,832
359,544	Xtrackers USD High Yield Corporate Bond ETF (a)	14,493,218
		124,605,759
	Mutual Funds - 42.73%
1,631,488	BlackRock Low Duration Bond Portfolio - Institutional Shares	15,907,011
323,540	DoubleLine Core Fixed Income Fund - Institutional Shares	3,600,999
1,715,989	DoubleLine Flexible Income Fund - Institutional Shares (c)	16,662,252
1,598,844	DoubleLine Low Duration Bond Fund - Institutional Shares	15,924,489
312,095	DoubleLine Shiller Enhanced CAPE - Institutional Shares	6,641,385
2,198,103	DoubleLine Total Return Bond Fund - Institutional Shares	23,168,002
849,984	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	8,304,339
748,807	Vanguard High-Yield Corporate Fund - Admiral Shares	4,485,355
		94,693,832
	Total Investment Companies (Cost $206,410,911)	219,299,591

	SHORT TERM INVESTMENTS - 0.70%
	Money Market Funds - 0.70%
	DWS Government Money Market Series - Institutional Shares
1,562,223	Effective Yield 0.04%, (b)	1,562,223
	Total Short Term Investments (Cost $1,562,223)	1,562,223
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.20%
	Mount Vernon Liquid Assets Portfolio, LLC
44,770,829	Effective Yield, 0.10% (b)	44,770,829
	Total Investments Purchased with Proceeds from Securities Lending (Cost $44,770,829)	44,770,829

	Total Investments (Cost $252,743,963) - 119.86%	265,632,643
	Liabilities in Excess of Other Assets - (19.86)%	(44,015,896)
	TOTAL NET ASSETS - 100.00%	$221,616,747

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2021.
(c)
Certain GuidePath® Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $3,655,620 or 1.65% of total net assets as of June 30, 2021.

(d)	Non-income producing security.